INVESTMENTS IN LOANS AND SECURITIES - Schedule of Investments in loans and securities (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 648,076	$ 648,076
Gross Unrealized Gains	28,071	28,071
Gross Unrealized Losses	(7,365)	(7,365)
Allowance for Credit Losses	(78,327)	(78,327)	$ (68,347)	$ 0
Fair Value	590,455	590,455
Accrued interest receivable	18,300	18,300
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost				463,976
Gross Unrealized Gains				23,724
Gross Unrealized Losses				(7,263)
Allowance for Credit Losses				0
Fair Value	590,455	590,455
Accrued interest receivable				17,500
Asset-Backed Securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	640,346	640,346
Gross Unrealized Gains	28,071	28,071
Gross Unrealized Losses	(7,365)	(7,365)
Allowance for Credit Losses	(74,287)	(74,287)	(65,572)	0
Fair Value	586,765	586,765
Impairment loss on debt securities	10,000	78,300
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost				450,210
Gross Unrealized Gains				23,724
Gross Unrealized Losses				(7,263)
Allowance for Credit Losses				0
Fair Value	586,765	586,765
Other loans and receivables
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	7,730	7,730
Gross Unrealized Gains	0	0
Gross Unrealized Losses
Allowance for Credit Losses	(4,040)	(4,040)	$ (2,775)	0
Fair Value	3,690	3,690
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost				13,766
Gross Unrealized Gains				0
Gross Unrealized Losses				0
Allowance for Credit Losses				$ 0
Fair Value	$ 3,690	$ 3,690